Schedule of Key Valuation Inputs (Details)						3 Months Ended		12 Months Ended
		Mar. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares		Mar. 31, 2025 $ / shares		Dec. 31, 2024 $ / shares		Jun. 30, 2025
Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	[1],[2],[3]	Mar. 31, 2028		Mar. 31, 2028
Share price	[1],[2],[3]	$ 0.102		$ 0.113		$ 0.102		$ 0.113
Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
Maturity date	[1],[2],[3]	Mar. 31, 2029		Mar. 31, 2029
Share price	[1],[2],[3]	$ 0.102		$ 0.113		$ 0.102		$ 0.113
CD2 note										0.100
CD1 Note One [Member]
Short-Term Debt [Line Items]
Valuation date						Dec. 31, 2024	[4],[5],[6]	Dec. 31, 2023	[7],[8]
Maturity date						Mar. 31, 2028	[4],[5],[6]	Mar. 31, 2026	[7],[8]
Share price		0.113	[4],[5],[6]	0.098	[7],[8]	$ 0.113	[4],[5],[6]	$ 0.098	[7],[8]
CD2 Note One [Member]
Short-Term Debt [Line Items]
Valuation date						Dec. 31, 2024	[4],[5],[6]	Dec. 31, 2023	[7],[8]
Maturity date						Mar. 31, 2029	[4],[5],[6]	Mar. 31, 2026	[7],[8]
Share price		0.113	[4],[5],[6]	0.098	[7],[8]	$ 0.113	[4],[5],[6]	$ 0.098	[7],[8]
CD1 Note Two [Member]
Short-Term Debt [Line Items]
Valuation date						Mar. 31, 2025	[4],[5],[6]	Dec. 31, 2024	[7],[8]
Maturity date						Mar. 31, 2028	[4],[5],[6]	Mar. 31, 2028	[7],[8]
Share price		0.102	[4],[5],[6]	0.113	[7],[8]	$ 0.102	[4],[5],[6]	$ 0.113	[7],[8]
CD2 Note Two [Member]
Short-Term Debt [Line Items]
Valuation date						Mar. 31, 2025	[4],[5],[6]	Dec. 31, 2024	[7],[8]
Maturity date						Mar. 31, 2029	[4],[5],[6]	Mar. 31, 2029	[7],[8]
Share price		$ 0.102	[4],[5],[6]	$ 0.113	[7],[8]	$ 0.102	[4],[5],[6]	$ 0.113	[7],[8]
Measurement Input Contractual Interest Rate [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.0750		0.0750		0.0750		0.0750
Measurement Input Contractual Interest Rate [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.1050		0.1050		0.1050		0.1050
Measurement Input Contractual Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		7.50	[4],[5],[6]	7.50	[7],[8],[9]	7.50	[4],[5],[6]	7.50	[7],[8],[9]
Measurement Input Contractual Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		10.50	[4],[5],[6]	10.50	[7],[8],[9]	10.50	[4],[5],[6]	10.50	[7],[8],[9]
Measurement Input Contractual Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		7.50	[4],[5],[6]	7.50	[7],[8],[9]	7.50	[4],[5],[6]	7.50	[7],[8],[9]
Measurement Input Contractual Interest Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		10.50	[4],[5],[6]	10.50	[7],[8],[9]	10.50	[4],[5],[6]	10.50	[7],[8],[9]
Measurement Input, Option Volatility [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	1		1.05		1		1.05
Measurement Input, Option Volatility [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	1		1.05		1		1.05
Measurement Input, Option Volatility [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		105	[4],[5],[6]	115	[7],[8],[9]	105	[4],[5],[6]	115	[7],[8],[9]
Measurement Input, Option Volatility [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		105	[4],[5],[6]	115	[7],[8],[9]	105	[4],[5],[6]	115	[7],[8],[9]
Measurement Input, Option Volatility [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		100	[4],[5],[6]	105	[7],[8],[9]	100	[4],[5],[6]	105	[7],[8],[9]
Measurement Input, Option Volatility [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		100	[4],[5],[6]	105	[7],[8],[9]	100	[4],[5],[6]	105	[7],[8],[9]
Measurement Input, Credit Spread [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note		0.0688	[1],[2],[3]	0.0472	[1],[2],[3]	0.0688	[1],[2],[3]	0.0472	[1],[2],[3]	0.0723
Measurement Input, Credit Spread [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note		0.0706	[1],[2],[3]	0.0503	[1],[2],[3]	0.0706	[1],[2],[3]	0.0503	[1],[2],[3]	0.0932
Measurement Input, Credit Spread [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		4.72	[4],[5],[6]	8.41	[7],[8],[9]	4.72	[4],[5],[6]	8.41	[7],[8],[9]
Measurement Input, Credit Spread [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		5.03	[4],[5],[6]	8.41	[7],[8],[9]	5.03	[4],[5],[6]	8.41	[7],[8],[9]
Measurement Input, Credit Spread [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		6.88	[4],[5],[6]	4.72	[7],[8],[9]	6.88	[4],[5],[6]	4.72	[7],[8],[9]
Measurement Input, Credit Spread [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		7.06	[4],[5],[6]	5.03	[7],[8],[9]	7.06	[4],[5],[6]	5.03	[7],[8],[9]
Measurement Input, Risk Free Interest Rate [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.0389		0.0428		0.0389		0.0428
Measurement Input, Risk Free Interest Rate [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.0393		0.0434		0.0393		0.0434
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		4.28	[4],[5],[6]	4.18	[7],[8],[9]	4.28	[4],[5],[6]	4.18	[7],[8],[9]
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		4.34	[4],[5],[6]	4.18	[7],[8],[9]	4.34	[4],[5],[6]	4.18	[7],[8],[9]
Measurement Input, Risk Free Interest Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		3.89	[4],[5],[6]	4.28	[7],[8],[9]	3.89	[4],[5],[6]	4.28	[7],[8],[9]
Measurement Input, Risk Free Interest Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		3.93	[4],[5],[6]	4.34	[7],[8],[9]	3.93	[4],[5],[6]	4.34	[7],[8],[9]
Measurement Input Risk Adjusted Rate [Member] | Series One Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.1606		0.1545		0.1606		0.1545
Measurement Input Risk Adjusted Rate [Member] | Series Two Convertible Debt [Member]
Short-Term Debt [Line Items]
CD2 note	[1],[2],[3]	0.1816		0.1789		0.1816		0.1789
Measurement Input Risk Adjusted Rate [Member] | CD1 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		15.45	[4],[5],[6]	18.89	[7],[8],[9]	15.45	[4],[5],[6]	18.89	[7],[8],[9]
Measurement Input Risk Adjusted Rate [Member] | CD2 Note One [Member]
Short-Term Debt [Line Items]
Convertible Debenture		17.89	[4],[5],[6]	20.79	[7],[8],[9]	17.89	[4],[5],[6]	20.79	[7],[8],[9]
Measurement Input Risk Adjusted Rate [Member] | CD1 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		16.06	[4],[5],[6]	15.45	[7],[8],[9]	16.06	[4],[5],[6]	15.45	[7],[8],[9]
Measurement Input Risk Adjusted Rate [Member] | CD2 Note Two [Member]
Short-Term Debt [Line Items]
Convertible Debenture		18.16	[4],[5],[6]	17.89	[7],[8],[9]	18.16	[4],[5],[6]	17.89	[7],[8],[9]

[1]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
[2]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[3]	The conversion price of the CD1, CD2 and CD3 are $
[4]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%.
[5]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.
[6]	The conversion price of the CD1 is $0.209 and CD2 is $0.202 as of March 31, 2025. The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024.
[7]	CD1 carries an instrument-specific spread of 7.23%, CD2 carries an instrument-specific spread of 9.32%
[8]	The conversion price of the CD1 is $0.208 and CD2 is $0.202 as of December 31, 2024. The conversion price of the CD1 is $0.227 and CD2 is $0.219 as of December 31, 2023.
[9]	The CD1 carried a Discount for Lack of Marketability (“DLOM”) of 5.0% as of the issuance date. The CD2 carried a DLOM of 10.0% as of the issuance date.